Description of the Plan	12 Months Ended
May 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the 401(k) Savings and Profit Sharing Plan for Employees of NIKE, Inc. (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan was established to provide for the retirement income requirements of and sharing in NIKE, Inc. (the “Company”) profits by eligible employees of the Company and a retirement savings program for the eligible employees of the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. Administration of the Plan is performed by the Retirement Investment Committee and the Senior Director, Global Benefits of the Company, as appointed by the NIKE, Inc. Board of Directors.
The Northern Trust Company (“Northern Trust” or the “Trustee”) is the trustee and Fidelity Workplace Services, LLC (“Fidelity” or the “record keeper”) is the record keeper of the Plan. Self-directed brokerage account assets are held in the custody of Fidelity Management Trust Company (the “Custodian”). The Plan’s investment decisions are overseen by the Retirement Investment Committee. Members of the Retirement Investment Committee are appointed by the Board of Directors of the Company.
Eligibility
All employees, except those barred by specific scenarios disclosed within the Plan, are eligible to participate in the 401(k) portion of the Plan on the first day of employment, and receive related matching contributions. These eligible employees may receive profit sharing contributions on the first day of the Plan fiscal year coinciding with or immediately preceding completion of one year of employment with at least 1,000 hours of service if they are employed by the Company on the last day of the Plan year.
Contributions
Participants may contribute on a pre-tax and Roth basis up to 75 percent of their eligible annual compensation to the Plan, subject to annual individual deferral limitations under the United States Internal Revenue Code ("IRC"). Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions, as defined by the IRC. Participants may also contribute amounts representing distributions from other qualified defined contribution plans as well as after-tax contributions up to 3 percent of their annual compensation to the Plan. Additionally, the Company will match participant pre-tax and Roth contributions at a rate of 100 percent of the first 5 percent of the participant’s eligible pay that is contributed to their account.
The Company match follows participants’ fund selections. One of the available investment choices is the NIKE stock fund. No more than 10 percent of a participant’s deferral and corresponding match can go into the NIKE stock fund and a participant can only transfer a portion of his or her existing account balance to purchase the NIKE stock fund if the percentage of their account balance invested in the NIKE stock fund is less than or equal to 20 percent. Transfers out of the NIKE stock fund are permitted at any time.
Investments held by the Plan on behalf of participants are participant-directed, meaning that the individual participant selects the investments for his or her individual account.
Participant Accounts
Separate individual accounts are maintained for each participant. Each participant’s account is credited with the participant’s contributions and rollovers, the Company’s matching contributions, expenses and an allocation of the Plan’s investment income or losses based upon the participant’s election of investment options.
The total benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested balance.
Vesting
Participants in the 401(k) portion of the Plan are immediately vested in their elective, rollover, and Company matching contributions, plus actual earnings thereon. The Company’s contributions into the profit sharing portion of the Plan vest at 25 percent per year after completing two years of service, and vests 25 percent for each additional year of service until fully vested after five years. Participants in the profit sharing portion of the Plan become fully vested in the Company’s contributions in the event of total and permanent disability, death, attainment of 65 years of age, or termination of the Plan.
Forfeitures
Upon a participant’s termination, the unvested portion of the participant’s profit sharing account is forfeited. Profit sharing forfeitures may be used to reduce future employer contributions or be allocated back to active participants at the Company’s discretion. During the year ended May 31, 2025, $11,000 of profit sharing forfeitures were used to reduce employer contributions. At May 31, 2025 and 2024, accumulated profit sharing forfeitures totaled $7,702,789 and $8,126,923, respectively.
Notes Receivable from Participants
Participants may borrow a portion of their elective and rollover contributions by applying to the Plan’s record keeper. Participants may borrow from their accounts amounts equal to the lesser of 50 percent of their vested account balance or $50,000 reduced by the balance of any outstanding loans. The term of the loan repayments ranges up to five years for general purpose loans and up to ten years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at the prime rate plus one percentage point. Principal and interest are paid ratably through bi-weekly payroll deductions.
Benefit Payments
Upon termination of service due to death, disability, hardship, resignation, discharge and retirement, a participant is eligible to receive payments in the amount equal to the value of the participant’s vested interest in his or her account.
Vested benefits are distributed to participants in a lump-sum payment upon termination or are transferred to another qualified account. Participants with vested benefits greater than $1,000 can elect to receive a distribution or leave their balance in the Plan. Participants may apply to the Plan’s record keeper to withdraw their voluntary 401(k) contributions in the event the participant is over age 59-1/2, or the participant has a financial hardship as stipulated in the Plan provisions.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, the accounts of all participants would become fully vested. The net assets of the Plan would be distributed among the participants and beneficiaries of the Plan in proportion to their interests after proper allocation of any Plan expenses incurred upon termination.